Net interest income and other net income from fair value changes on financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Disclosure Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments Explanatory

Income statement notes

Note 3 Net interest income and other net income from fair value changes on financial instruments

Change in presentation of net interest income and other net income from fair value changes on financial instruments

The table on the following pages reflects certain presentation changes made to reflect the effects from the adoption of new standards and interpretations in 2018. These changes are summarized as follows:

  In line with amendments to IAS 1, Presentation of Financial Statements, from 1 January 2018, UBS presents interest income and interest expense calculated, using the effective interest rate method, on financial instruments measured at amortized cost and financial assets measured at fair value through other comprehensive income separately from interest income and expense on financial instruments measured at fair value through profit or loss (FVTPL) in the income statement. Comparative information has been adjusted accordingly. As a result of this change, forward points on certain short-duration foreign exchange contracts are now presented within Interest income from financial instruments at fair value held for trading that were previously presented within Interest income from loans and deposits. Comparative information was restated accordingly.
  Upon adoption of IFRS 9, certain assets and liabilities were reclassified from amortized cost to fair value through profit or loss (auction rate securities, certain loans in the Investment Bank, certain repurchase agreements and brokerage balances). This has resulted in the interest income from these instruments moving from Interest income (expense) from financial instruments measured at amortized cost to Interest income (expense) from financial instruments measured at fair value through profit or loss. These changes have been applied prospectively from 1 January 2018 with certain prior-period information being adjusted for comparability. Comparative information for brokerage balances now separately presents the related interest income and expense, which was formerly included within Interest income (expense) from loans and deposits.
  A new line, Interest income from financial instruments at fair value not held for trading, has been included to accommodate in particular interest income from financial assets previously designated at fair value under IAS 39, which are now mandatorily classified at fair value through profit or loss under IFRS 9. Comparative information has been adjusted accordingly.
  Net gains / losses from financial assets previously designated at fair value under IAS 39 (2017: net gains of USD 2,614 million; 2016: net losses of USD 174 million) are no longer separately disclosed in the table on the following pages as assets are now mandatorily classified at fair value through profit or loss under IFRS 9.

	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,710	5,018	5,403
Net interest income from financial instruments measured at fair value through profit or loss	2,315	1,638	1,084
Other net income from fair value changes on financial instruments	5,984	5,065	5,023
Total[1]	12,008	11,721	11,510
Global Wealth Management	5,254	5,149	4,893
of which: net interest income	4,310	4,103	3,843
of which: transaction-based income from foreign exchange and other intermediary activity[2]	944	1,046	1,050
Personal & Corporate Banking	2,514	2,510	2,563
of which: net interest income	2,106	2,127	2,225
of which: transaction-based income from foreign exchange and other intermediary activity[2]	408	383	337
Asset Management	(30)	(24)	(29)
Investment Bank	4,812	4,363	4,330
Corporate Client Solutions	1,056	1,087	830
Investor Client Services	3,756	3,276	3,500
Corporate Center	(541)	(278)	(246)
CC – Services	(159)	(43)	(90)
CC – Group ALM	(554)	(162)	(96)
CC – Non-core and Legacy Portfolio	173	(72)	(60)

Net interest income[3]
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits[4,5]	7,801	6,722	8,079
Interest income from brokerage balances		1,030	906
Interest income from securities financing transactions[6]	1,567	1,573	1,152
of which: interest income from securities financing transactions measured at fair value through profit or loss since 1 January 2018		581	260
Interest income from other financial instruments measured at amortized cost	266	99	54
Interest income from debt instruments measured at fair value through other comprehensive income	142	152	189
Interest income from derivative instruments designated as cash flow hedges	324	846
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	10,100	10,422	10,379
Interest expense on loans and deposits[7]	1,980	1,050	689
Interest expense on brokerage balances		354	147
Interest expense on securities financing transactions[8]	1,130	1,473	1,251
of which: interest expense on securities financing transactions measured at fair value through profit or loss since 1 January 2018		568	241
Interest expense on debt issued	3,281	2,528	2,889
Total interest expense from financial instruments measured at amortized cost	6,391	5,404	4,976
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,710	5,018	5,403
Net interest income from financial instruments measured at fair value through profit or loss
Interest income from financial instruments at fair value held for trading[4,9]	3,724	3,483	3,201
Interest income from brokerage balances	1,243
Interest income from financial instruments at fair value not held for trading[9]	1,951	512	330
of which: interest income from securities financing transactions measured at fair value through profit or loss since 1 January 2018[10]	970
Other interest income	50	61	48
Total interest income from financial instruments measured at fair value through profit or loss	6,968	4,056	3,579
Interest expense on financial instruments at fair value held for trading[11]	1,671	1,537	1,644
Interest expense on brokerage balances	668
Interest expense on financial instruments designated at fair value	2,314	881	851
of which: interest expense on securities financing transactions measured at fair value through profit or loss since 1 January 2018[12]	765
Total interest expense from financial instruments measured at fair value through profit or loss	4,653	2,418	2,495
Total net interest income from financial instruments measured at fair value through profit or loss	2,315	1,638	1,084
	For the year ended
USD million	31.12.18	31.12.17	31.12.16

Other net income from fair value changes on financial instruments
Investment Bank Corporate Client Solutions	709	611	188
Investment Bank Investor Client Services	3,537	2,863	3,382
Other business divisions and Corporate Center	1,738	1,591	1,453
Other net income from fair value changes on financial instruments	5,984	5,065	5,023
of which: net gains / (losses) from financial liabilities designated at fair value[13]	9,382	(3,979)	(1,516)
1 Net interest income and other net income from fair value changes on financial instruments presented for business divisions and Corporate Center units includes allocations from Corporate Center – Group ALM. 2 Mainly includes spread-related income in connection with client-driven transactions, foreign currency translation effects and income and expenses from precious metals, which are included in the income statement line Other net income from fair value changes on financial instruments. 3 Prior-period information may not be comparable as a result of the adoption of IFRS 9, effective 1 January 2018. Refer to Note 1c for more information on these changes. Negative interest income and negative interest expense are each individually approximately 9% of net interest income (2017: approximately 8% of net interest income; 2016: approximately 5% of net interest income). 4 As a consequence of amendments to IAS 1, Presentation of Financial Statements, effective 1 January 2018, forward points on certain short-duration foreign exchange contracts previously presented within Interest income from loans and deposits are now presented within Interest income from financial instruments at fair value held for trading. Comparative information was restated accordingly. 5 Consists of interest income from cash and balances at central banks, loans and advances to banks, and negative interest on amounts due to banks and customer deposits. 6 Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions. 7 Consists of interest expense on amounts due to banks and customer deposits, and negative interest on cash and balances at central banks, loans and advances to banks. 8 Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions. 9 Includes dividend income. 10 Includes interest income on certain reverse repurchase agreements that are measured at fair value through profit or loss since 1 January 2018 and negative interest, including fees, on the corresponding repurchase agreements. 11 Includes expense related to dividend payment obligations on financial instruments held for trading. 12 Includes interest expense on certain repurchase agreements that are measured at fair value through profit or loss since 1 January 2018 and negative interest, including fees, on the corresponding reverse repurchase agreements. 13 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Other net income from fair value changes on financial instruments. 2018 includes a net gain of USD 2,152 million related to amounts due under unit-linked investment contracts, which are designated at fair value under IFRS 9. Refer to Note 1c for more information.

UBS AG
Disclosure Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments [Line Items]
Disclosure Net Interest Income And Other Net Income From Fair Value Changes On Financial Instruments Explanatory

Income statement notes

Note 3 Net interest income and other net income from fair value changes on financial instruments

Change in presentation of net interest income and other net income from fair value changes on financial instruments

The table on the following pages reflects certain presentation changes made to reflect the effects from the adoption of new standards and interpretations in 2018. These changes are summarized as follows:

  In line with amendments to IAS 1, Presentation of Financial Statements, from 1 January 2018, UBS presents interest income and interest expense calculated, using the effective interest rate method, on financial instruments measured at amortized cost and financial assets measured at fair value through other comprehensive income separately from interest income and expense on financial instruments measured at fair value through profit or loss (FVTPL) in the income statement. Comparative information has been adjusted accordingly. As a result of this change, forward points on certain short-duration foreign exchange contracts are now presented within Interest income from financial instruments at fair value held for trading that were previously presented within Interest income from loans and deposits. Comparative information was restated accordingly.
  Upon adoption of IFRS 9, certain assets and liabilities were reclassified from amortized cost to fair value through profit or loss (auction rate securities, certain loans in the Investment Bank, certain repurchase agreements and brokerage balances). This has resulted in the interest income from these instruments moving from Interest income (expense) from financial instruments measured at amortized cost to Interest income (expense) from financial instruments measured at fair value through profit or loss. These changes have been applied prospectively from 1 January 2018 with certain prior-period information being adjusted for comparability. Comparative information for brokerage balances now separately presents the related interest income and expense, which was formerly included within Interest income (expense) from loans and deposits.
  A new line, Interest income from financial instruments at fair value not held for trading, has been included to accommodate in particular interest income from financial assets previously designated at fair value under IAS 39, which are now mandatorily classified at fair value through profit or loss under IFRS 9. Comparative information has been adjusted accordingly.
  Net gains / losses from financial assets previously designated at fair value under IAS 39 (2017: net gains of USD 2,567 million; 2016: net losses of USD 171 million) are no longer separately disclosed in the table on the following pages as assets are now mandatorily classified at fair value through profit or loss under IFRS 9.

	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,628	4,969	5,372
Net interest income from financial instruments measured at fair value through profit or loss	2,321	1,638	1,084
Other net income from fair value changes on financial instruments	5,977	5,067	5,018
Total[1]	11,925	11,674	11,475
Global Wealth Management	5,254	5,150	4,893
of which: net interest income	4,310	4,104	3,843
of which: transaction-based income from foreign exchange and other intermediary activity[2]	944	1,046	1,050
Personal & Corporate Banking	2,514	2,510	2,563
of which: net interest income	2,106	2,127	2,225
of which: transaction-based income from foreign exchange and other intermediary activity[2]	408	383	337
Asset Management	(30)	(24)	(29)
Investment Bank	4,813	4,364	4,328
Corporate Client Solutions	1,056	1,087	830
Investor Client Services	3,756	3,276	3,498
Corporate Center	(626)	(325)	(279)
CC – Services	(177)	(49)	(93)
CC – Group ALM	(621)	(204)	(126)
CC – Non-core and Legacy Portfolio	173	(72)	(60)

Net interest income[3]
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits[4,5]	7,822	6,736	8,075
Interest income from brokerage balances		1,030	906
Interest income from securities financing transactions[6]	1,567	1,573	1,152
of which: interest income from securities financing transactions measured at fair value through profit or loss since 1 January 2018		663	252
Interest income from other financial instruments measured at amortized cost	266	99	54
Interest income from debt instruments measured at fair value through other comprehensive income	142	152	189
Interest income from derivative instruments designated as cash flow hedges	324	846
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	10,121	10,437	10,375
Interest expense on loans and deposits[7]	3,566	2,161	1,537
Interest expense on brokerage balances		354	147
Interest expense on securities financing transactions[8]	1,130	1,473	1,251
of which: interest expense on securities financing transactions measured at fair value through profit or loss since 1 January 2018		249	127
Interest expense on debt issued	1,797	1,480	2,068
Total interest expense from financial instruments measured at amortized cost	6,494	5,468	5,002
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	3,628	4,969	5,372
Net interest income from financial instruments measured at fair value through profit or loss
Interest income from financial instruments at fair value held for trading[4,9]	3,729	3,483	3,201
Interest income from brokerage balances	1,243
Interest income from financial instruments at fair value not held for trading[9]	1,786	512	330
of which: interest income from securities financing transactions measured at fair value through profit or loss since 1 January 2018[10]	974
Other interest income	215	61	48
Total interest income from financial instruments measured at fair value through profit or loss	6,974	4,056	3,579
Interest expense on financial instruments at fair value held for trading[11]	1,671	1,537	1,644
Interest expense on brokerage balances	668
Interest expense on financial instruments designated at fair value	2,314	881	851
of which: interest expense on securities financing transactions measured at fair value through profit or loss since 1 January 2018[12]	124
Total interest expense from financial instruments measured at fair value through profit or loss	4,653	2,418	2,495
Total net interest income from financial instruments measured at fair value through profit or loss	2,321	1,638	1,084
	For the year ended
USD million	31.12.18	31.12.17	31.12.16

Other net income from fair value changes on financial instruments
Investment Bank Corporate Client Solutions	709	611	188
Investment Bank Investor Client Services	3,537	2,863	3,380
Other business divisions and Corporate Center	1,730	1,593	1,451
Other net income from fair value changes on financial instruments	5,977	5,067	5,018
of which: net gains / (losses) from financial liabilities designated at fair value[13]	9,382	(3,979)	(1,516)
1 Net interest income and other net income from fair value changes on financial instruments presented for business divisions and Corporate Center units includes allocations from Corporate Center – Group ALM. 2 Mainly includes spread-related income in connection with client-driven transactions, foreign currency translation effects and income and expenses from precious metals, which are included in the income statement line Other net income from fair value changes on financial instruments. 3 Prior-period information may not be comparable as a result of the adoption of IFRS 9, effective 1 January 2018. Refer to Note 1c for more information on these changes. Negative interest income and negative interest expense are each individually approximately 9% of net interest income (2017: approximately 8% of net interest income; 2016: approximately 5% of net interest income). 4 As a consequence of amendments to IAS 1, Presentation of Financial Statements, effective 1 January 2018, forward points on certain short-duration foreign exchange contracts previously presented within Interest income from loans and deposits are now presented within Interest income from financial instruments at fair value held for trading. Comparative information was restated accordingly. 5 Consists of interest income from cash and balances at central banks, loans and advances to banks, and negative interest on amounts due to banks and customer deposits. 6 Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions. 7 Consists of interest expense on amounts due to banks and customer deposits, and negative interest on cash and balances at central banks, loans and advances to banks. 8 Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions. 9 Includes dividend income. 10 Includes interest income on certain reverse repurchase agreements that are measured at fair value through profit or loss since 1 January 2018 and negative interest, including fees, on the corresponding repurchase agreements. 11 Includes expense related to dividend payment obligations on financial instruments held for trading. 12 Includes interest expense on certain repurchase agreements that are measured at fair value through profit or loss since 1 January 2018 and negative interest, including fees, on the corresponding reverse repurchase agreements. 13 Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Other net income from fair value changes on financial instruments. 2018 includes a net gain of USD 2,152 million related to amounts due under unit-linked investment contracts, which are designated at fair value under IFRS 9. Refer to Note 1c for more information.